Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended													12 Months Ended
	Jul. 30, 2016 USD ($) Tranche shares	Apr. 30, 2016 USD ($) OptionPlan shares	Dec. 31, 2015 USD ($) shares	Nov. 30, 2015 shares	Oct. 31, 2015 shares	Jun. 30, 2015 USD ($) shares	Apr. 30, 2015 shares	Jan. 31, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares	Jan. 31, 2013 shares	Apr. 30, 2012 shares	Feb. 28, 2006 OptionPlan shares	May 31, 2001 shares	Dec. 31, 2016 USD ($) Item $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of classes of common shares authorized, issued and outstanding | Item														1
Stock option authorized for each non-employee director													15,000
Shares authorized under stock option plan		3,500,000										2,000,000	3,300,000
Stock option granted period in years, minimum													2 years
Stock option granted period in years, maximum													3 years
Approved number of stock option plans | OptionPlan		1										1
Number of stock options granted														2,740,000	851,869	60,000
Allocated Share-based Compensation Expense | $														$ 1,223	$ 1,685	$ 309
Options exercisable at period end														936,000
Unrecognized compensation expense related to non-vested stock options granted | $														$ 1,728		10
Fair value of stock options vested | $														$ 469	$ 1,515	$ 153
Options Outstanding - Weighted Average Remaining Contractual Life														27 months	44 months	12 months
Weighted average fair value of option granted | $ / shares														$ 1.16	$ 1.78	$ 2.55
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiry period in years													10 years
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period over which return on equity to be achieved in order to grant stock options											9 months
Number of stock options granted		130,000							328,500	415,500
Allocated Share-based Compensation Expense | $		$ 185						$ 170	$ 156
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options approved to be granted											831,000
Number of stock options approved to be granted, rate of return on equity											10.00%
Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options approved to be granted											277,000
Number of stock options approved to be granted, rate of return on equity											6.00%
2013 Grant | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable at period end								159,000
Exercisable period, start date								Apr. 26, 2015
Exercisable period, end date								Apr. 24, 2017
Extension of exercisable period								2 years
Stock Repurchase Programs 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share repurchased of common shares																2,669,413
Stock repurchase program cancelled, date																Nov. 28, 2014
Average repurchase price for repurchase program | $ / shares																$ 6.56
April Twenty Eight Twenty Fifteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share repurchased of common shares															3,000,000
Stock repurchase program cancelled, date															May 29, 2015
Average repurchase price for repurchase program | $ / shares															$ 5.50
August Third Twenty Fifteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share repurchased of common shares															3,518,750
Stock repurchase program cancelled, date															Sep. 04, 2015
Average repurchase price for repurchase program | $ / shares															$ 5.50
August Twenty Two Twenty Sixteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share repurchased of common shares														724,750
Stock repurchase program cancelled, date														Sep. 30, 2016
Average repurchase price for repurchase program | $ / shares														$ 8.47
Director | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options approved to be granted			776,869	776,869	776,869		776,869
Number of stock options granted	2,610,000					75,000
Allocated Share-based Compensation Expense | $	$ 1,038					$ 141									$ 1,374
Number of vesting portions | Tranche	5
Director | Employee Stock Option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2016-07
Director | Employee Stock Option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2017-01
Director | Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2018-01
Director | Employee Stock Option | Share Based Compensation Award Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2019-01
Director | Employee Stock Option | Share Based Compensation Award Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term	2020-01